Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Rental	$ 138,261	$ 107,808	$ 101,802
Tenant reimbursements and other	32,929	25,955	23,878
Total revenues	171,190	133,763	125,680
Operating expenses:
Property operating	41,123	31,606	29,944
Real estate taxes and insurance	16,563	12,431	12,105
General and administrative	16,027	14,523	13,219
Acquisition costs	5,042	7,169	1,076
Depreciation and amortization	59,997	41,217	38,556
Impairment of real estate assets		2,386
Change in contingent consideration related to acquisition of property	(1,487)	710
Total operating expenses	137,265	110,042	94,900
Operating income	33,925	23,721	30,780
Other expenses, net:
Interest expense	41,367	33,397	32,035
Interest and other income	(5,290)	(630)	(507)
Equity in (earnings) losses of affiliates	(20)	124	95
Gains on early retirement of debt		(164)	(6,167)
Total other expenses, net	36,057	32,727	25,456
(Loss) income from continuing operations before income taxes	(2,132)	(9,006)	5,324
Benefit (provision) for income taxes	633	(31)
(Loss) income from continuing operations	(1,499)	(9,037)	5,324
Discontinued operations:
Loss from operations of disposed properties	(9,207)	(3,195)	(1,268)
Gain on sale of real estate properties	1,954	557
Loss from discontinued operations	(7,253)	(2,638)	(1,268)
Net (loss) income	(8,752)	(11,675)	4,056
Less: Net loss (income) attributable to noncontrolling interests	688	232	(124)
Net (loss) income attributable to First Potomac Realty Trust	(8,064)	(11,443)	3,932
Less: Dividends on preferred shares	(8,467)
Net (loss) income attributable to common shareholders	$ (16,531)	$ (11,443)	$ 3,932
Basic and diluted earnings per share:
(Loss) income from continuing operations	$ (0.21)	$ (0.26)	$ 0.16
Loss from discontinued operations	$ (0.14)	$ (0.07)	$ (0.04)
Net (loss) income	$ (0.35)	$ (0.33)	$ 0.12
Weighted average common shares outstanding - basic	49,323	36,984	27,956
Weighted average common shares outstanding - diluted	49,323	36,984	28,045